Stockholders’ Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Subsidiary, Sale of Stock [Line Items]
Schedule of Fair Value of Instruments Issued in Offering
Allocated Amount
Common shares	$72,108
Prefunded warrants	2,398,831
Common warrants	3,819,274
Net proceeds	$6,290,213

Allocated Amount
Common shares	$72,108
Prefunded warrants	2,398,831
Common warrants	3,819,274
Net proceeds	$6,290,213

Schedule of Fair value of Warrants Valuation Assumption

In determining the fair values of the Pre-Funded Warrants, Common Warrants, and Placement Agent Warrants, the Company used a Black-Scholes Option Pricing model with the following assumptions:

	Pre-Funded Warrants	Common Warrants	Placement Agent Warrants
Expected volatility	100%	103% - 121%	103%
Contractual term	1 year	1½ - 5½ years	5½ years
Risk-free interest rate	5.51%	4.57% - 5.51%	4.57%
Expected dividend yield	0%	0%	0%

In determining the fair values of the Pre-Funded Warrants, Common Warrants, and Placement Agent

	Pre-Funded Warrants	Common Warrants	Placement Agent Warrants
Expected volatility	100%	103% - 121%	103%
Contractual term	1 year	1½ - 5½ years	5½ years
Risk-free interest rate	5.51%	4.57% - 5.51%	4.57%
Expected dividend yield	0%	0%	0%

Insider Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Schedule of Fair Value of Instruments Issued in Offering
Allocated Amount
Common Shares	$258,000
Pre-Funded Warrants	$321,000
Regular Warrants	$470,000
Net Proceeds	$1,049,000

Allocated Amount
Common Shares	$258,000
Pre-Funded Warrants	$321,000
Regular Warrants	$470,000
Net Proceeds	$1,049,000

Schedule of Fair value of Warrants Valuation Assumption

In determining the fair values of the Pre-Funded Warrants, Regular Warrants, and Placement Agent Warrants, the Company used a Black-Scholes Option Pricing model with the following assumptions:

	Pre-Funded Warrants	Regular Warrants	Placement Agent Warrants
Expected volatility	134%	96%	99%
Contractual/ expected term	1 month	7 years	5 years
Risk-free interest rate	5.53%	3.91%	3.89%
Expected dividend yield	0%	0%	0%

In determining the fair values of the Pre-Funded Warrants, Regular Warrants, and Placement Agent Warrants, the Company used a Black-Scholes Option Pricing model with the following assumptions:

	Pre-Funded Warrants	Regular Warrants	Placement Agent Warrants
Expected volatility	134%	96%	99%
Contractual/expected term	1 month	7 years	5 years
Risk-free interest rate	5.53%	3.91%	3.89%
Expected dividend yield	0%	0%	0%